Notes Payable, Related Parties, net (Details Narrative)			1 Months Ended		12 Months Ended
	Jan. 03, 2023 USD ($)	Sep. 08, 2022 USD ($) $ / shares	Dec. 31, 2024	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares	Jan. 11, 2023 $ / shares
Debt instrument, face amount				$ 11,133,000	$ 11,133,000	$ 11,133,000
Interest rate				10.00%	10.00%	10.00%
Conversion price | $ / shares				$ 0.78	$ 0.78	$ 0.78	$ 0.25
Preferred stock redeemed value		$ 3,794,000
Debt fair value				$ 10,008,000	$ 10,008,000	$ 9,442,000
Chief Financial Officer [Member]
Preferred stock issued		246,000
Director [Member]
Preferred stock issued		$ 116,000
Measurement Input, Convertible Note Liability [Member] | Valuation Technique Probability-Weighted Expected Term Method [Member]
Convertible debt, measurement input				82.05	82.05
Measurement Input Convertible Note [Member] | Valuation Technique Probability-Weighted Expected Term Method [Member]
Convertible debt, measurement input				17.05	17.05
Measurement Input, Qualified or Non-qualified Financing [Member] | Valuation Technique Probability-Weighted Expected Term Method [Member]
Convertible debt, measurement input				0	0
Measurement Input, Discount Rate [Member] | Valuation Technique Probability-Weighted Expected Term Method [Member]
Convertible debt, measurement input				29	29
Measurement Input, Conversion Price [Member] | Valuation Technique Probability-Weighted Expected Term Method [Member]
Convertible debt, measurement input | $ / shares				3.25	3.25
Measurement Input, Price Volatility [Member]
Convertible debt, measurement input				127.03	127.03
Measurement Input, Risk Free Interest Rate [Member]
Convertible debt, measurement input				3.03	3.03
Measurement Input, Expected Term [Member]
Convertible debt, measurement input term				5 months 4 days	5 months 4 days
Convertible Debt [Member]
Conversion price | $ / shares		$ 3.25
Convertible note, terms					The Convertible Note may not be converted to the extent the holder would, as a result of such conversion, beneficially own in excess of 4.99% of the Company’s common stock. The holder may increase this limit to 9.99% on 61 days’ notice to us.
Debt instrument, event of default, description					The Convertible Note contains customary events of default (each an “Event of Default”). If an Event of Default occurs, interest under the Convertible Note will accrue at a rate of 18% per annum and the outstanding principal amount of the Convertible Note, plus accrued but unpaid interest, liquidated damages and other amounts owing with respect to the Convertible Note will become, at the Convertible Note holder’s election, immediately due and payable in cash.
Maximum percentage of proceeds from offering		50.00%
Debt fair value		$ 4,392,000
Debt realized loss		1,092,000
Convertible debt				$ 5,484,000	$ 5,484,000
Convertible Debt [Member] | Common Stock [Member]
Common stock issued at public or private offering		$ 5,000,000.0
Convertible Debt [Member] | Minimum [Member]
Convertible note, premium percentage		5.00%
Convertible Debt [Member] | Maximum [Member]
Convertible note, premium percentage		25.00%
Convertible Debt [Member] | Ault [Member]
Debt instrument, face amount		$ 4,250,000		4,250,000	4,250,000
Interest rate		10.00%
Debt maturity date		Feb. 14, 2023
Purchase of common stock		$ 10,000,000
Senior Secured Convertible Note One [Member]
Debt instrument, face amount				$ 4,250,000	$ 4,250,000
Debt maturity date					Feb. 14, 2023
Exchange Note [Member]
Interest rate				10.00%	10.00%
Debt maturity date					Dec. 31, 2024
Conversion price | $ / shares				$ 0.78	$ 0.78
Outstanding loan balance				$ 4,382,740	$ 4,382,740
Percentage of discount to VWAP price				20.00%
Maximum of VWAP price per share | $ / shares				$ 0.25
Exchange Note [Member] | Forecast [Member]
Percentage of discount to VWAP price			25.00%
Exchange Note [Member] | Common Stock [Member] | Underwritten Private Or Public Offering [Member]
Percentage of discount conversion price				25.00%
Exchange Note [Member] | Minimum [Member] | Underwritten Public Offering [Member]
Net proceeds from issuance of common stock				$ 25,000,000
Exchange Note [Member] | Minimum [Member] | Underwritten Private Or Public Offering [Member]
Net proceeds from issuance of common stock				5,000,000
Exchange Note [Member] | Ault [Member] | Valuation Technique Probability-Weighted Expected Term Method [Member]
Long term liability fair value amount				3,940,000	3,940,000
Change in fair value between the convertible note and exchange note				1,544,000	1,544,000
Convertible note fair value				$ 5,484,000	$ 5,484,000
Exchange Note [Member] | Ault [Member] | Measurement Input, Discount Rate [Member] | Valuation Technique Probability-Weighted Expected Term Method [Member]
Convertible debt, measurement input				23	23
Exchange Note [Member] | Ault [Member] | Measurement Input, Conversion Price [Member] | Valuation Technique Probability-Weighted Expected Term Method [Member]
Convertible debt, measurement input | $ / shares				3.25	3.25
Exchange Note [Member] | Ault [Member] | Measurement Input, Price Volatility [Member] | Valuation Technique Probability-Weighted Expected Term Method [Member]
Convertible debt, measurement input				131.04	131.04
Exchange Note [Member] | Ault [Member] | Measurement Input, Risk Free Interest Rate [Member] | Valuation Technique Probability-Weighted Expected Term Method [Member]
Convertible debt, measurement input				4.04	4.04
Exchange Note [Member] | Ault [Member] | Measurement Input, Expected Term [Member] | Valuation Technique Probability-Weighted Expected Term Method [Member]
Convertible debt, measurement input term				2 years	2 years
Exchange Note [Member] | Ault [Member] | Measurement Input Non Qualified Financing [Member] | Valuation Technique Probability-Weighted Expected Term Method [Member]
Convertible debt, measurement input				35	35
Exchange Note [Member] | Ault [Member] | Measurement Input Qualified Financing [Member] | Valuation Technique Probability-Weighted Expected Term Method [Member]
Convertible debt, measurement input				25	25
Exchange Note [Member] | Ault [Member] | Measurement Input Exchange Note Liability [Member] | Valuation Technique Probability-Weighted Expected Term Method [Member]
Convertible debt, measurement input				15	15
Exchange Note [Member] | Ault [Member] | Measurement Input, Default Rate [Member] | Valuation Technique Probability-Weighted Expected Term Method [Member]
Convertible debt, measurement input				25	25
Secured Note and Warrant [Member]
Debt instrument, face amount				$ 1,300,000	$ 1,300,000
Interest rate				10.00%	10.00%
Warrants exercisable period				5 years
Warrants exercisable date				Dec. 31, 2022
Accrued but unpaid interest					$ 123,123
Secured debt				$ 4,067,469	4,067,469
Additional secured note amount					1,259,407
Indebtedness in excess of amount per individual transaction				1,000,000	1,000,000
Aggregate indebtedness amount				$ 2,500,000	$ 2,500,000
Reserve percentage	150.00%
Stock splits per share	78.00%
Secured Note and Warrant [Member] | Valuation Technique Probability-Weighted Expected Term Method [Member]
Long term liability fair value amount	$ 6,068,000
Secured debt	6,750,000
Residual value of warrants	$ 682,000
Secured Note and Warrant [Member] | Measurement Input, Discount Rate [Member] | Valuation Technique Probability-Weighted Expected Term Method [Member]
Convertible debt, measurement input				23	23
Secured Note and Warrant [Member] | Measurement Input, Conversion Price [Member] | Valuation Technique Probability-Weighted Expected Term Method [Member]
Convertible debt, measurement input | $ / shares				3.25	3.25
Secured Note and Warrant [Member] | Measurement Input, Price Volatility [Member] | Valuation Technique Probability-Weighted Expected Term Method [Member]
Convertible debt, measurement input				131.04	131.04
Secured Note and Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member] | Valuation Technique Probability-Weighted Expected Term Method [Member]
Convertible debt, measurement input				4.04	4.04
Secured Note and Warrant [Member] | Measurement Input, Expected Term [Member] | Valuation Technique Probability-Weighted Expected Term Method [Member]
Convertible debt, measurement input term				2 years	2 years
Secured Note and Warrant [Member] | Measurement Input Non Qualified Financing [Member] | Valuation Technique Probability-Weighted Expected Term Method [Member]
Convertible debt, measurement input				35	35
Secured Note and Warrant [Member] | Measurement Input Qualified Financing [Member] | Valuation Technique Probability-Weighted Expected Term Method [Member]
Convertible debt, measurement input				25	25
Secured Note and Warrant [Member] | Measurement Input, Default Rate [Member] | Valuation Technique Probability-Weighted Expected Term Method [Member]
Convertible debt, measurement input				25	25
Secured Note and Warrant [Member] | Measurement Input Secured Note Liability [Member] | Valuation Technique Probability-Weighted Expected Term Method [Member]
Convertible debt, measurement input				15	15
Secured Note and Warrant [Member] | Ault Lending [Member]
Debt instrument, face amount				$ 6,750,000	$ 6,750,000
Warrants to purchase of share during period				5 years
Number of shares warrants to purchase | shares				2,000,000	2,000,000